Significant Accounting Policies - Mezzanine Equity (Details) - Legacy Solid Power	12 Months Ended
Dec. 31, 2021 shares
Temporary Equity [Line Items]
Conversion ratio	1
Series A1 Preferred Stock
Temporary Equity [Line Items]
Number of shares converted into common stock	14,069,187
Series B Preferred Stock
Temporary Equity [Line Items]
Number of shares converted into common stock	8,777,812